                                      OPPENHEIMER MAIN STREET(R)OPPORTUNITY FUND
                                       Supplement dated July 1, 2002 to the
                                        Prospectus dated November 28, 2001

The Prospectus is changed as follows:

1.       The supplement dated December 6, 2001 is withdrawn.

2.       The table captioned "Annual Fund Operating Expenses" on page 5 is deleted and replaced by the following:

         Annual Fund Operating Expenses (deducted from Fund assets):
         (% of average daily net assets)

         -------------------------------- ----------- ----------- ----------- ----------- -----------
                                          Class A     Class B     Class C     Class N     Class Y
                                          Shares      Shares      Shares      Shares      Shares
         -------------------------------- ----------- ----------- ----------- ----------- -----------
         -------------------------------- ----------- ----------- ----------- ----------- -----------
         Management Fees                    0.75%       0.75%       0.75%       0.75%         0.75%
         -------------------------------- ----------- ----------- ----------- ----------- -----------
         -------------------------------- ----------- ----------- ----------- ----------- -----------
         Distribution and/or Service        0.17%       1.00%       1.00%       0.50%        N/A
         (12b-1) Fees
         -------------------------------- ----------- ----------- ----------- ----------- -----------
         -------------------------------- ----------- ----------- ----------- ----------- -----------
         Other Expenses                     0.41%       0.40%       0.40%       0.32%      167.55%
         -------------------------------- ----------- ----------- ----------- ----------- -----------
         -------------------------------- ----------- ----------- ----------- ----------- -----------
         Total Annual Operating Expenses    1.33%       2.15%       2.15%        1.57%     168.30%
         -------------------------------- ----------- ----------- ----------- ----------- -----------
         Expenses  may vary in future  years.  "Other  Expenses"  include  transfer  agent  fees,  custodial expenses,  and  accounting  and legal  expenses  the Fund pays.  The "Other  Expenses"  for Class Y shares in the table are based on,  among  other  things,  the fees the Fund  would have paid if the transfer  agent had not  waived a portion  of its fee under a  voluntary  undertaking  to the Fund.
         After the waiver,  the actual "Other  Expenses" and "Total Annual  Operating  Expenses" for Class Y
         shares was 0.26% and 1.01%,  respectively,  of average daily net assets. The waiver of a portion of the Fund's Class Y transfer agency expenses may be altered or terminated at any time.

3.     The fourth sentence of the first paragraph of the section titled "How Can You Buy Class A Shares: - Class
       A Contingent Deferred Sales Charge" on page 14 of the Prospectus is deleted and replaced with the following sentence:

         For  grandfathered  retirement  accounts,  the  concession  is 0.75% of the first  $2.5  million of purchases plus 0.25% of purchases in excess of $2.5 million.

4.       The section titled  "Distribution  and Service (12b-1) Plans - Service Plan for Class A Shares" on page 18 is revised by adding the following after the third sentence in that paragraph:

         With respect to Class A shares subject to a Class A contingent  deferred sales charge  purchased by grandfathered  retirement  accounts,  the  Distributor  pays the 0.25%  service  fee to  dealers in advance  for the first year after the shares  are sold by the  dealer.  After the shares  have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

July 1, 2002                                                                                         PS731.012